Significant Accounting Policies - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Line Items]
Depreciation method, property, plant and equipment	straight-line method
Gain loss on conversion of financial liability reclassified to equity	$ 0
Development costs capitalized	$ 0	$ 0
Sun 8 Holdings Inc
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	15 years
Pathway Rx Inc
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	20 years
Top of Range
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents maturities period	90 days